Intangible and Other Long-Term Assets - Schedule of Reconciliation Between the Opening and Closing Balances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Balance	$ 2,262,605	$ 2,298,081
Additions	0	0
Cancellations	(1,659)	(35,476)
Balance	2,260,946	2,262,605
Original Value [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Balance	4,535,747	4,559,330
Additions	10,410	11,893
Cancellations	(1,659)	(35,476)
Balance	4,544,498	4,535,747
Accumulated amortization [Member]
Schedule of Reconciliation Between the Opening and Closing Balances [Line Items]
Balance	(2,273,142)	(2,261,249)
Additions	(10,410)	(11,893)
Balance	$ (2,283,552)	$ (2,273,142)